ORDINARY SHARES - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 04, 2019 $ / shares shares	May 03, 2019 shares	Jan. 31, 2018 $ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 28, 2019 USD ($)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Nov. 30, 2017 USD ($) $ / shares shares
Common stock shares authorized value | $								$ 50
Common stock shares authorized				20,000,000,000		9,104,783,248		500,000,000
Common stock par value | $ / shares				$ 0.000005		$ 0.000005		$ 0.0001
Common stock shares issued						1,151,400,000
Common stock shares outstanding						1,151,400,000
Conversion ratio				1
Amount of shares authorised to be repurchased | $					$ 20,000
Number of shares cumulatively repurchased				33,829,860
Share repurchase price | $ / shares						$ 0.81
MrXiao Shanglue Founder and CEO [Member]
Conversion of Stock, Shares Converted				201,440,000
Common Stock [Member]
Common stock par value | $ / shares			$ 0.000005
Common stock shares issued				2,129,405,572		1,151,400,000	1
Common stock shares outstanding				2,129,405,572		1,151,400,000	1
Stock issued during period stock split			10,000,000,000
Stock split discription			1 ordinary share was subdivided into 20 ordinary shares
Maximum [Member]
Share repurchase price | $ / shares				$ 1.42
Minimum [Member]
Share repurchase price | $ / shares				$ 0.46
Common Class A [Member]
Common stock shares issued				1,179,445,572		1,208,831,222
Common stock shares outstanding				1,179,445,572
Common Class A [Member] | MrXiao Shanglue Founder and CEO [Member]
Conversion of Stock, Shares Converted				895,216,752
Common Class A [Member] | Over-Allotment Option [Member]
Common stock par value | $ / shares	$ 1.10
Options Exercised	2,174,470
Common Class A [Member] | IPO [Member]
Stock issued during period		110,000,000
Common Class A [Member] | Maximum [Member]
Share repurchase price | $ / shares				$ 0.70
Common Class A [Member] | Minimum [Member]
Share repurchase price | $ / shares				$ 0.40
Common Class B [Member]
Common stock shares issued				949,960,000		949,960,000
Common stock shares outstanding				949,960,000
Common Class B [Member] | MrXiao Shanglue Founder and CEO [Member]
Common stock shares issued				949,960,000
Voting power, Class B ordinary shares				one share with ten votes
Conversion of Stock, Shares Converted				949,960,000
American Depositary Shares [Member] | IPO [Member]
Stock issued during period		11,000,000